SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Summary of Information by Segment on Current Cost of Supplies Basis
2021

						$ million
	Integrated Gas	Upstream	Oil Products	Chemicals	Corporate	Total
Revenue:
Third-party	52,407	9,162	182,899	16,993	43	261,504	[A]
Inter-segment	7,883	36,325	11,835	6,362	—	62,405
Share of profit of joint ventures and associates (CCS basis)	1,906	632	765	609	1	3,913	[B]
Interest and other income, of which:	1,787	4,602	328	(14)	353	7,056
Interest income	4	37	39	—	431	511
Net gains on sale and revaluation of non-current assets and businesses	1,595	4,140	277	(17)	—	5,995
Other	188	425	12	3	(78)	550
Third-party and inter-segment purchases (CCS basis)	41,888	9,152	172,314	17,740	(5)	241,089
Production and manufacturing expenses	6,042	10,068	5,665	2,079	(32)	23,822
Selling, distribution and administrative expenses	926	197	8,499	1,150	556	11,328
Research and development expenses	158	339	212	106	—	815
Exploration expenses	127	1,296	—	—	—	1,423
Depreciation, depletion and amortisation charge, of which:	6,188	13,539	5,657	1,520	17	26,921
Impairment losses	768	920	1,995	382	—	4,065	[C]
Impairment reversals	—	(213)	(1)	—	—	(214)	[D]
Interest expense	68	336	65	6	3,132	3,607
Taxation charge/(credit) (CCS basis)	2,246	6,100	751	(41)	(665)	8,391
CCS earnings	6,340	9,694	2,664	1,390	(2,606)	17,482
[A] Includes $126 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $4,824 million related to sales contracts and prior gains of $4,892 million related to purchase contracts that were previously recognised and where physical settlement has taken place during 2021.
[B] With effect from 2021, finance expense and income reported under Shell's share of earnings of joint ventures and associates are included in the earnings of the business segments. Prior period comparatives have not been revised on grounds of materiality.
[C] Impairment losses comprise Property, plant and equipment ($3,894 million) and Intangible assets ($171 million).
[D] See Note 9.
2020

						$ million
	Integrated Gas	Upstream	Oil Products	Chemicals	Corporate	Total
Revenue:
Third-party	33,287	6,767	128,717	11,721	51	180,543	[A]
Inter-segment	3,410	21,564	6,213	2,850	—	34,037
Share of profit/(loss) of joint ventures and associates (CCS basis)	562	(7)	988	567	(268)	1,842
Interest and other income, of which:	14	542	(93)	—	406	869
Interest income	6	56	28	—	589	679
Net gains on sale and revaluation of non-current assets and businesses	218	55	(9)	(2)	24	286
Other	(210)	431	(112)	2	(207)	(96)
Third-party and inter-segment purchases (CCS basis)	21,112	4,505	113,177	9,969	8	148,771
Production and manufacturing expenses	5,723	10,521	5,942	1,787	28	24,001
Selling, distribution and administrative expenses	729	(23)	7,360	1,339	476	9,881
Research and development expenses	103	486	209	109	—	907
Exploration expenses	611	1,136	—	—	—	1,747
Depreciation, depletion and amortisation charge, of which:	17,704	23,119	10,473	1,116	32	52,444
Impairment losses	12,221	8,697	6,531	5	9	27,463	[B]
Interest expense	76	374	56	3	3,580	4,089
Taxation (credit)/charge (CCS basis)	(2,507)	(467)	(898)	7	(983)	(4,848)
CCS earnings	(6,278)	(10,785)	(494)	808	(2,952)	(19,701)
[A] Includes $10,008 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior gains of $1,136 million related to sales contracts and prior losses of $539 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2020.
[B] Impairment losses comprise Property, plant and equipment ($26,676 million) and Intangible assets ($787 million).
2019

						$ million
	Integrated Gas	Upstream	Oil Products	Chemicals	Corporate	Total
Revenue:
Third-party	41,322	9,482	280,460	13,568	45	344,877	[A]
Inter-segment	4,280	35,735	7,819	3,917	—	51,751
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,791	379	1,179	546	(307)	3,588
Interest and other income, of which:	263	2,180	273	(7)	916	3,625
Interest income	—	—	—	—	899	899
Net gains on sale and revaluation of non-current assets and businesses	282	1,888	305	(8)	52	2,519
Other	(19)	292	(32)	1	(35)	207
Third-party and inter-segment purchases (CCS basis)	23,498	6,982	262,004	13,039	(6)	305,517
Production and manufacturing expenses	5,768	11,102	7,536	1,995	37	26,438
Selling, distribution and administrative expenses	716	29	7,976	1,323	449	10,493
Research and development expenses	181	450	219	112	—	962
Exploration expenses	281	2,073	—	—	—	2,354
Depreciation, depletion and amortisation charge, of which:	6,238	16,881	4,461	1,074	47	28,701
Impairment losses	579	2,576	622	5	—	3,782	[B]
Impairment reversals	—	—	(190)	—	—	(190)	[C]
Interest expense	104	526	77	5	3,978	4,690
Taxation charge/(credit) (CCS basis)	2,242	5,878	1,319	(2)	(578)	8,859
CCS earnings	8,628	3,855	6,139	478	(3,273)	15,827
[A] Includes $3,760 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives.
[B] Impairment losses comprise Property, plant and equipment ($3,639 million) and Intangible assets ($143 million).
[C] See Note 9.

Summary of Reconciliation of CCS Earnings to Income
Reconciliation of CCS earnings to income for the period

	$ million
	2021	2020	2019
Income/(loss) attributable to Shell plc shareholders	20,101	(21,680)	15,842
Income attributable to non-controlling interest	529	146	590
Income/(loss) for the period	20,630	(21,534)	16,432
Current cost of supplies adjustment:
Purchases	(3,772)	2,359	(784)
Taxation	808	(585)	194
Share of profit of joint ventures and associates	(184)	59	(15)
Current cost of supplies adjustment	(3,148)	1,833	(605)
Of which:
Attributable to Shell plc shareholders	(3,029)	1,759	(572)
Attributable to non-controlling interest	(119)	74	(33)
CCS earnings	17,482	(19,701)	15,827
Of which:
CCS earnings attributable to Shell plc shareholders	17,072	(19,921)	15,270
CCS earnings attributable to non-controlling interest	410	220	557

Summary of Information by Geographical Area
Information by geographical area is as follows:
2021

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	78,549	[A]	87,070	73,647	22,238	261,504
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,881	[B]	97,278	58,286	48,595	243,040
[A] Includes $21,846 million that originated from the UK.
[B] Includes $21,974 million located in the UK.
2020

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	50,138	[A]	65,139	50,856	14,410	180,543
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,785	[B]	103,191	62,976	49,909	254,861	[C]
[A] Includes $12,958 million that originated from the UK.
[B] Includes $23,302 million located in the UK.
[C] As from 2021, assets classified as held for sale are presented separately. Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
2019

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	98,455	[A]	139,916	83,212	23,294	344,877
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	43,262	[B]	119,684	65,966	54,347	283,259	[C]
[A] Includes $41,094 million that originated from the UK.
[B] Includes $24,696 million located in the UK.
[C] As from 2021, assets classified as held for sale are presented separately. Prior period comparatives have been revised to conform with current year presentation.